Consolidated Statements of Redeemable Series A-1 Preferred Stock and Deficit (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2011 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2010 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Additional Paid-in Capital [Member]	Sep. 30, 2011 Additional Paid-in Capital [Member]	Sep. 30, 2010 Additional Paid-in Capital [Member]	Sep. 30, 2012 Non-Controlling Interest [Member]
Changes in stockholders' equity
Stockholders' equity, beginning balance	$ (36,422)	$ (30,996)	$ (38,402)	$ (36,422)	$ (30,996)	$ (38,402)	$ 9	$ 94,124	$ 80,624	$ 57,295
Shares outstanding, beginning balance							8,544
Share-based compensation	2,676	1,468	2,125	2,676	1,468	2,125		2,676	1,468	2,125
Issuance of common stock upon exercise of warrants	322			322				322
Issuance of common stock upon exercise of warrants (in shares)							26
Warrants issued for referral fees			67			67				67
Warrants issued for mortgage renewal		109			109				109
Warrants issued with debt issuance	1,660	969	1,149	1,660	969	1,149		1,660	969	1,149
Beneficial conversion feature on debt issuance	140	96	186	140	96	186		140	96	186
Conversion of convertible debentures into common stock		22,346			22,346				22,344
Deferred tax liability on beneficial conversion feature	(160)			(160)				(160)
Acquisition of Submittal Exchange Holdings	12,548										12,548
Redeemable Series A-1 preferred accretion	(3,373)	(11,486)	19,802	(3,373)	(11,486)	19,802		(3,373)	(11,486)	19,802
Net loss	(18,793)	(18,928)	(15,923)	(15,927)	(18,928)	(15,923)					(2,866)
Stockholders' equity, beginning balance	$ (41,402)	$ (36,422)	$ (30,996)	$ (51,084)	$ (36,422)	$ (30,996)	$ 9	$ 95,389	$ 94,124	$ 80,624	$ 9,682
Shares outstanding, ending balance							8,570